Commitments and Contingencies (Details Textual 2)	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	3 Months Ended						12 Months Ended			12 Months Ended
	Jan. 25, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2009 Los Angeles [Member] Defendant	Apr. 30, 2009 Northern District of Illinois [Member] Defendant	Dec. 31, 2012 Northern District of Illinois [Member]	Aug. 31, 2009 Eastern District of New York [Member] Defendant	Dec. 31, 2008 Ontario [Member] Defendant	Jan. 25, 2011 Predecessor [Member] USD ($)	Dec. 31, 2010 Predecessor [Member] USD ($)	Sep. 30, 2012 Successor [Member] USD ($)	Jun. 30, 2012 Successor [Member] USD ($)	Mar. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2011 Successor [Member] USD ($)	Sep. 30, 2011 Successor [Member] USD ($)	Jun. 30, 2011 Successor [Member] USD ($)	Dec. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2011 Successor [Member] USD ($)	Dec. 31, 2008 Champion Laboratories, Inc. [Member] CAD	Dec. 31, 2008 Champion Laboratories, Inc. [Member] Quebec [Member] Defendant	Dec. 31, 2008 Canadian Competition Act [Member] CAD	Dec. 31, 2012 Canadian Competition Act [Member] CAD
Commitments and Contingencies (Textual) [Abstract]
Number of defendants of loss contingency						10				14												5
Loss contingency other than specified number of defendants							8		8
Period of stay by court								90 days
Compensatory damages																					5,000,000
Punitive damages																					1,000,000			15,000,000
General damages																							150,000,000
Antitrust litigation costs (Note 14)	(813,000)	(1,900,000)	(1,228,000)	(11,731,000)	(7,195,000)						(813,000)	(7,195,000)	(200,000)	(200,000)	(300,000)	(4,900,000)	(400,000)	(400,000)	(1,228,000)	(11,731,000)
Commitments and Contingencies (Additional Textual) [Abstract]
Provision for settlement agreement			$ 7,800,000